Income taxes - Unrecognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognized deferred tax assets
Temporary differences	€ 1,600	€ 1,879
Tax losses carried forward	18,757	18,449
Tax credits	108	37
Total unrecognised	€ 20,465	20,365
FRANCE
Unrecognized deferred tax assets
Statutory limitation on use of unrecognized deferred tax assets against future tax liabilities, as a percent of annual taxable profits	50.00%
FINLAND
Unrecognized deferred tax assets
Recognized deferred tax asset	€ 2,500	2,500
UNITED STATES
Unrecognized deferred tax assets
Recognized deferred tax asset	€ 1,200	€ 1,000